Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) - yr	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.50%	3.50%	3.75%
Future Salary Growth Rate	3.88%	3.81%	3.80%
Average Longevity (years)	88.2	88.0	87.9
OPEB [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.50%	3.25%	3.75%
Future Salary Growth Rate	5.08%	5.08%	5.15%
Average Longevity (years)	88.1	88.0	87.9
Health Care Cost Trend Rate	6.00%	6.00%	7.00%